CONSOLIDATED STATEMENT OF FINANCIAL POSITION € in Millions, $ in Millions	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Jan. 02, 2018 USD ($)	[2]	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)		Dec. 31, 2016 EUR (€)	Dec. 31, 2016 USD ($)		Dec. 31, 2015 USD ($)
Non-current assets
Intangible assets		$ 3,601				$ 4,104			$ 4,115		$ 1,971
Property, plant and equipment		3,388				3,368			3,068		2,512
Derivative financial instruments		11				7			131
Deferred tax assets		254				221			273		194
Other non-current assets		24				25			21		15
Total non-current assets		7,278				7,725			7,608		4,692
Current assets
Inventories		1,284				1,353			1,186		898
Trade and other receivables		1,053				1,274			1,227		709
Contract asset		160
Related party receivables											440
Derivative financial instruments		9				16			12
Cash and cash equivalents		530				784	[1]		813	[1]	602	[1]
Total current assets		3,036				3,427			3,238		2,649
TOTAL ASSETS		10,314				11,152			10,846		7,341
Equity attributable to owners of the parent
Issued capital		23				23
Share premium		1,292				1,290			274		571
Capital contribution		485				485			485
Other reserves		45				(21)			152		169
Retained earnings		(3,355)				(3,152)			(3,093)		(2,898)
Total equity attributable to owners of the parent	€ (1,318)	(1,510)			€ (1,148)	(1,375)		€ (2,070)	(2,182)		(2,158)
Non-controlling interests		1				1			3		3
TOTAL EQUITY		(1,509)	$ (1,359)			(1,374)	[3]		(2,179)	[3]	(2,155)	[3]
Non-current liabilities
Borrowings		7,761				8,306			8,582		6,964
Employee benefit obligations		957				997			954		784
Derivative financial instruments		107				301
Deferred tax liabilities		543				583			732		502
Related party borrowings						0			709
Provisions		38				44			60		52
Total non-current liabilities		9,406				10,231			11,037		8,302
Current liabilities
Borrowings		118				2			8		8
Interest payable		81				71			85		86
Derivative financial instruments		38				2			8		8
Trade and other payables		1,983				1,988			1,622		957
Income tax payable		114				162			192		83
Provisions		83				70			73		52
Total current liabilities		2,417				2,295			1,988		1,194
TOTAL LIABILITIES		11,823				12,526			13,025		9,496
TOTAL EQUITY and LIABILITIES		$ 10,314				$ 11,152			$ 10,846		$ 7,341

[1]	The consolidated statements of cash flows for the years ended December 31, 2017 and 2016 have been re-presented to reflect the Group’s change in presentation currency from euro to U.S. dollar on January 1, 2018 as described in Notes 2 and 29 to these consolidated financial statements
[2]	Retained earnings at January 1, 2018 have been re-presented by $13 million reflecting $20 million in respect of the impact of the adoption of IFRS 15 “Revenue from contracts with customers”, partly offset by $7 million in respect of the adoption of IFRS 9 “Financial instruments”. Further, following the adoption of IFRS 9 “Financial instruments”, the cash flow hedge reserve has been re-presented by $16 million, and a cost of hedging reserve has been re-presented to $18 million. Please refer to Note 2 for further details in respect of the impact of these recently adopted accounting standards.
[3]	The consolidated statements of changes in equity for the years ended December 31, 2017 and 2016 have been re-presented to reflect the Group’s change in presentation currency from euro to U.S. dollar on January 1, 2018 as described in detail in Notes 2 and 29 to these consolidated financial statements.